Cash and Interest Bearing Deposits with Banks - Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of cash and interest bearing deposits with banks [abstract]
Reserves or minimum balances with central banks	$ 1,896	$ 1,655